Earnings per share - Additional Information (Details) - EUR (€) € in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017
Earnings per share [abstract]
Profit for the period	€ 62.4	€ 48.0
Weighted average number of ordinary shares outstanding	174,000,000	182,100,000
Weighted average number of Founder Preferred Shares outstanding	1,500,000	1,500,000
Adjusted shares for dilutive impact of 2017 non-executive restricted stock awards (in shares)	53,498
Preference shares, dividend payment terms, weighted average share price, minimum term required	10 days		10 days